Item 1. Report to Shareholders

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months       Year
                 Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
NET ASSET
VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities
  Net investment
  income (loss)   0.003      0.010      0.021      0.036      0.029      0.029

Distributions
  Net investment
  income         (0.003)    (0.010)    (0.021)    (0.036)    (0.029)    (0.029)

NET ASSET VALUE
End of period  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               --------   --------   --------   --------   --------   --------



Ratios/Supplemental Data

Total return^      0.33%      1.01%      2.12%      3.67%      2.94%      2.97%

Ratio of total
expenses to
average net
assets             0.51%!     0.52%      0.53%      0.53%      0.53%      0.52%

Ratio of net
investment
income (loss)
to average
net assets         0.67%!     1.01%      2.10%      3.61%      2.91%      2.93%

Net assets,
end of period
(in thousands) $ 714,650  $ 721,125  $ 724,084  $ 730,782  $ 669,615  $ 710,569

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003

Statement of Net Assets                                Par                Value
                                                            In thousands

ALABAMA  1.1%

Alabama, GO
    VRDN (Currently 0.89%)                       $   6,600            $   6,600

    5.50%, 10/1/03                                   1,000                1,003

Total Alabama (Cost  $7,603)                                              7,603

ALASKA  1.1%

Alaska HFC, 5.00%, 12/1/03                           1,960                1,978

Valdez Marine, BP
    VRDN (Currently 0.87%)                           4,300                4,300

    VRDN (Currently 0.91%)                           2,000                2,000

Total Alaska (Cost  $8,278)                                               8,278

ARIZONA  0.1%

Salt River Agricultural Improvement & Power,
5.00%, 1/1/04                                          500                  506

Total Arizona (Cost  $506)                                                  506

COLORADO  2.3%

Colorado HFA, Catholic Health Initiatives
    VRDN (Currently 0.90%)                           5,000                5,000

    4.00%, 9/1/04                                    1,960                2,018

Colorado Springs, 4.50%, 11/15/03                      500                  503

Denver City & County
    VRDN (Currently 0.82%)
    (AMBAC Insured)                                  3,000                3,000

    VRDN (Currently 0.85%)
    (AMBAC Insured)                                  3,000                3,000


Denver City & County IDRB, W.W. Grainger
    VRDN (Currently 1.00%)                           2,190                2,190

La Plata County PCR, BP, 1.10%, 9/1/03               1,080                1,080

Total Colorado (Cost  $16,791)                                            16,791

CONNECTICUT  0.1%

Connecticut, GO, 5.50%, 8/1/04                       1,000                1,041

Total Connecticut (Cost  $1,041)                                          1,041

FLORIDA  5.2%

Florida Board of Ed.
  VRDN (Currently 0.90%)                         $   8,470            $   8,470
  GO
    VRDN (Currently 0.88%) (FGIC Insured)            3,400                3,400

    5.00%, 6/1/04                                    1,000                1,030

Highlands County HFA, Adventist Health System
    VRDN (Currently 0.85%)                           5,000                5,000

Jacksonville, GO, 3.00%, 10/1/03
(FGIC Insured)                                       2,500                2,503

Jacksonville HFA, Mayo Foundation,
TECP, 0.90%, 9/3/03
                                                     7,445                7,445
Orlando-Orange County Expressway Auth.
    VRDN (Currently 0.85%) (FSA Insured)             7,400                7,400

Tampa Bay Water,
    VRDN (Currently 0.88%)                           2,000                2,000

Total Florida (Cost  $37,248)                                            37,248

GEORGIA  8.8%

Atlanta Water & Sewer
    VRDN (Currently 0.88%) (FGIC Insured)            4,995                4,995

Atlanta Airport
    VRDN (Currently 0.90%)                           2,495                2,495
  BAN, 2.25%,10/30/03                               15,000               15,000

DeKalb County Hosp. Auth., VRDN
(Currently 0.85%)                                    3,000                3,000

Georgia, GO
    VRDN (Currently 0.84%)                          26,150               26,150

    VRDN (Currently 0.89%)                           4,000                4,000

    6.00%, 10/1/03                                   1,000                1,004

    7.25%, 9/1/03                                    1,000                1,000

Georgia Private Colleges & Univ. Auth., Emory Univ.
    VRDN (Currently 0.90%)                           4,995                4,995

Total Georgia (Cost  $62,639)                                            62,639

HAWAII  1.4%

Hawaii, VRDN (Currently 0.90%)
(Prerefunded 8/29/01!)                               3,200                3,200

Hawaii Airports System, 2.00%, 7/1/04                7,000                7,058

Total Hawaii (Cost  $10,258)                                             10,258

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ILLINOIS  10.1%

Chicago, GO, VRDN (Currently 0.82%)
(FSA Insured)                                    $  10,000            $  10,000

Cook County, GO, 5.75%, 11/15/03
(FGIC Insured)                                         600                  605

Illinois, GO
    4.00%, 10/1/03 (FSA Insured)                    10,855               10,881

    4.40%, 12/1/03                                   3,000                3,024

    5.00%, 8/1/04                                    4,675                4,845

Illinois Dev. Fin. Auth., Palos Community Hosp.
    VRDN (Currently 0.85%)                          10,100               10,100

Illinois EFA
  Northwestern Univ., VRDN
  (Currently 0.85%)                                  4,200                4,200

  Univ. of Chicago
    VRDN (Currently 0.85%)                           6,000                6,000

    2.00%, 7/1/04                                    1,650                1,663

Illinois HFA, VRDN (Currently 0.92%)                16,490               16,490

Metropolitan Pier and Exposition Auth.
    VRDN (Currently 0.91%) (MBIA Insured)            4,100                4,100

Total Illinois (Cost  $71,908)                                           71,908

INDIANA  0.1%

Indiana Dev. Fin. Auth., Indianapolis Museum of Art
    VRDN (Currently 0.90%)                           1,000                1,000

Total Indiana (Cost  $1,000)                                              1,000

KANSAS  3.1%

Kansas Dev. Fin. Auth.
    VRDN (Currently 0.86%)
    (FHA Guaranteed)                                11,000               11,000

Kansas DOT, 5.00%, 9/1/03                            1,200                1,200

Wichita, GO, 2.00%, 2/19/04                         10,000               10,050

Total Kansas (Cost  $22,250)                                             22,250

LOUISIANA  3.6%

Louisiana, GO
    VRDN (Currently 0.89%) (MBIA Insured)        $   2,198            $   2,197
    VRDN (Currently 0.90%) (MBIA Insured)            3,145                3,145

New Orleans Aviation Board
    VRDN (Currently 0.85%) (MBIA Insured)            1,530                1,530

Plaquemines Port, Harbor & Terminal

  ChevronTexaco

    1.55%, 9/1/04                                   16,395               16,395

    1.55%, 9/1/03                                    2,370                2,370

Total Louisiana (Cost  $25,637)                                          25,637



MARYLAND  13.5%

Anne Arundel County, GO
    TECP, 1.00%, 10/9/03                             6,600                6,600

    TECP, 1.00%, 12/8/03                             6,650                6,650

Baltimore County, GO
    VRDN (Currently 0.90%)                           2,000                2,000

  TECP, 0.90%, 9/11/03                              27,100               27,100

Carroll County, GO, 4.60%, 11/1/03                   1,895                1,905

Frederick County, GO, 2.00%, 11/1/03                 1,105                1,106

Frederick County EFA
    Hood College, VRDN (Currently 0.85%)             1,950                1,950

    Mount. St. Mary's College
    VRDN (Currently 0.84%)                             850                  850

Howard County, GO, TECP, 0.88%, 9/9/03               5,000                5,000

Maryland CDA, 1.20%, 12/18/03                       11,500               11,500

Maryland Economic Dev. Corp.

  Federation of American Societies
    VRDN (Currently 0.83%)                           2,600                2,600

Maryland HHEFA

  Beth Tfiloh Dahan Community School
    VRDN (Currently 0.85%)                           7,000                7,000

  Carnegie Institution of Washington
    VRDN (Currently 0.90%)                           1,000                1,000

Maryland IDA, Calvert School, VRDN
(Currently 0.85%)                                    3,600                3,600

Maryland Ind. Dev. Fin. Auth.

  National Aquarium in Baltimore
    VRDN (Currently 0.85%)                       $   2,000            $   2,000

  Univ. of Maryland, 3.00%, 4/1/04                   1,320                1,336

Washington Suburban Sanitary Dist., GO
    VRDN (Currently 0.83%)                           9,500                9,500

  BAN, VRDN (Currently 0.90%)                        5,000                5,000

Total Maryland (Cost  $96,697)                                           96,697

MASSACHUSETTS  0.7%

Massachusetts, GO
    VRDN (Currently 0.87%)                           2,800                2,800

    5.00%, 5/1/04                                    1,000                1,027

  Central Artery, VRDN (Currently 0.87%)             1,050                1,050

Total Massachusetts (Cost  $4,877)                                        4,877

MICHIGAN  1.2%

Michigan Building Auth.

  GO, 6.25%, 10/1/03 (AMBAC Insured)                 1,020                1,024

  TECP, 0.90%, 9/18/03                               7,500                7,500

Total Michigan (Cost $8,524)                                              8,524

MINNESOTA  0.7%

Rochester Health Care Fac., Mayo Foundation

  TECP, 0.90%, 11/19/03                              5,000                5,000


Total Minnesota (Cost $5,000)                                             5,000

MISSISSIPPI  1.4%

Mississippi, GO
    VRDN (Currently 0.88%)                           6,165                6,165

    3.00%, 11/1/03                                     865                  867

    5.00%, 11/1/03                                   1,000                1,006

    6.25%, 12/1/03                                     700                  708

Rankin County IDA, Siemens, VRDN
(Currently 0.85%)                                    1,600                1,600

Total Mississippi (Cost $10,346)                                         10,346

MISSOURI  0.6%

Missouri HEFA, Washington Univ., VRDN
(Currently 0.80%)                                $   3,000           $   3 ,000

Univ. of Missouri, VRDN (Currently 0.80%)            1,200                1,200

Total Missouri (Cost  $4,200)                                             4,200

NEBRASKA  0.1%

Omaha Public Power Dist., 5.25%, 2/1/04                500                  509

Total Nebraska (Cost  $509)                                                 509

NEVADA  1.2%

Clark County School Dist.
    VRDN (Currently 0.88%) (FGIC Insured)            8,485                8,485

Total Nevada (Cost  $8,485)                                               8,485

NEW JERSEY  2.7%

New Jersey Turnpike Auth.
    VRDN (Currently 0.85%) (FSA Insured)            19,000               19,000

Total New Jersey (Cost  $19,000)                                         19,000

NEW YORK  1.9%

New York City Transitional Fin. Auth.
    VRDN (Currently 0.80%)                           1,250                1,250

  BAN, 2.50%, 11/6/03                               10,000               10,016

New York State, GO, 1.50%, 10/9/03                   2,145                2,146

Total New York (Cost  $13,412)                                           13,412

NORTH CAROLINA  7.4%

Charlotte, Charlotte Airport
    VRDN (Currently 0.95%) (MBIA Insured)            3,000                3,000

North Carolina, GO
    VRDN (Currently 0.80%)                          10,000               10,000

    VRDN (Currently 0.86%)                           3,995                3,995

    VRDN (Currently 0.88%)                           3,835                3,835

    2.00%, 2/1/04                                   12,300               12,353

North Carolina Capital Fac. Fin. Agency, Duke Univ.
    VRDN (Currently 0.88%)                           3,450                3,450

North Carolina Municipal Power Agency

    VRDN (Currently 0.90%) (MBIA Insured)        $   2,165            $   2,165

Univ. of North Carolina Board of Gov.

  UNC Hosp. at Chapel Hill
    VRDN (Currently 0.80%)                           4,475                4,475

Wake County, GO, 1.75%, 4/1/04                       7,000                7,027

Winston Salem, GO, VRDN (Currently 1.15%)            2,750                2,750

Total North Carolina (Cost  $53,050)                                     53,050

OHIO  3.5%

Cuyahoga County, Cuyahoga County Hosp.

    TECP, 0.95%, 1/23/04                             7,500                7,500

Franklin County, Children's Hosp.
    VRDN (Currently 0.83%)

    (AMBAC Insured)                                  8,000                8,000

Ohio Building Auth., Lausche State Office Building

    6.00%, 10/1/03                                   2,385                2,395

Ohio Turnpike, VRDN (Currently 0.90%)
    (FGIC Insured)                                   7,495                7,495

Total Ohio (Cost  $25,390)                                               25,390


OREGON  0.6%

Oregon DOT, Light Rail Extension

    1.65%, 6/1/04 (AMBAC Insured)                    4,000                4,019

Total Oregon (Cost  $4,019)                                               4,019

PENNSYLVANIA  0.8%

Pennsylvania Housing Fin. Agency, Single Family

    5.20%, 10/1/03                                   1,000                1,003

Philadelphia HHEFA, Jefferson Health System

    1.20%, 3/26/04                                   4,430                4,430

Total Pennsylvania (Cost  $5,433)                                         5,433

SOUTH CAROLINA  3.1%

South Carolina, GO

    3.00%, 1/1/04                                    3,255                3,274

    5.75%, 8/1/04                                    3,900                4,069

South Carolina EFA, Charleston Southern Univ.
    VRDN (Currently 0.85%)                       $   5,750            $   5,750

South Carolina Housing Fin. & Dev. Auth.

    1.57%, 10/1/03 (AMBAC Insured)                   1,350                1,350

South Carolina Public Service Auth.

    6.25%, 1/1/04 (MBIA Insured)                     1,000                1,017

Spartanburg County PCR, Siemens
    VRDN (Currently 0.85%)                           6,400                6,400

Total South Carolina (Cost  $21,860)                                     21,860


SOUTH DAKOTA  3.0%

South Dakota HEFA

  Avera Health
    VRDN (Currently 0.90%) (MBIA Insured)            6,810                6,810

  Souix Valley Hosp.
    VRDN (Currently 0.90%)                          14,745               14,745

Total South Dakota (Cost  $21,555)                                       21,555


TENNESSEE  3.5%

Clarksville Public Building Auth., GO
    VRDN (Currently 0.85%)                             145                  145

Memphis, GO, 4.00%, 11/1/03                            760                  763

Metropolitan Nashville & Davidson County, GO
    VRDN (Currently 0.90%) (FGIC Insured)            9,665                9,665

    5.00%, 10/15/03                                  1,090                1,095

    5.125%, 11/15/03                                 2,315                2,331

Metropolitan Nashville & Davidson County
Health & Ed. Fac. Board

  Acension Health, 1.00%, 8/3/04                     3,500                3,500

  Vanderbilt Univ., 1.15%, 1/15/04                   4,500                4,500

Sevier County Public Building Auth., GO
    VRDN (Currently 0.82%) (FSA Insured)             1,800                1,800

Tennessee, GO, 5.00%, 3/1/04                           900                  918

Total Tennessee (Cost  $24,717)                                          24,717

TEXAS  13.6%

Bell County Health Fac. Dev. Corp.

  Scott & White Memorial Hosp.
    VRDN (Currently 0.80%) (MBIA Insured)        $   1,900            $   1,900

Dallas, GO, 6.00%, 2/15/04                             325                  332

Dallas Community College Dist., VRDN
(Currently 0.85%)                                    7,200                7,200

Dallas Water & Sewer, TECP, 1.00%, 12/8/03           3,000                3,000

Fort Worth Water & Sewer, VRDN
(Currently 0.89%)                                    6,965                6,965

Gulf Coast Waste Disposal Auth. PCR,
1.10%, 9/1/03                                        2,800                2,800

Harris County, GO, TECP, 0.90%, 12/3/03             20,000               20,000

Harris County Flood Control Dist., GO,
3.00%, 10/1/03                                       1,500                1,502

Houston Airport Systems
    VRDN (Currently 0.89%) (FSA Insured)             2,995                2,995

Northside Texas Independent School Dist., GO
    1.02%, 6/15/04                                   3,000                3,000

San Antonio Electric & Gas
    VRDN (Currently 0.95%)                           5,000                5,000

    5.00%, 2/1/04                                    2,750                2,796

Texas, GO, 2.00%, 8/31/04                           20,000               20,172

Texas Water Dev. Board, VRDN
    (Currently 0.89%)                               10,650               10,650

Univ. of Texas Board of Regents, VRDN
    (Currently 0.90%)                                9,135                9,135

Total Texas (Cost  $97,447)                                              97,447


UTAH  0.7%

Intermountain Power Agency
    VRDN (Currently 0.90%) (MBIA Insured)            5,000                5,000

Total Utah (Cost  $5,000)                                                 5,000

VERMONT  0.2%

Vermont Ed. & Health Buildings Fin. Agency

  Middlebury College, 1.80%, 11/1/03                 1,250                1,251

Total Vermont (Cost  $1,251)                                              1,251

VIRGINIA  2.2%

Fairfax County, GO, VRDN (Currently 0.84%)       $   2,395            $   2,395

Henrico County, GO, 4.50%, 1/15/04                     500                  506

Virginia, GO
    VRDN (Currently 0.90%)                           3,000                3,000

    4.70%, 12/1/03                                     100                  101

Virginia Public School Auth., GO
    VRDN (Currently 0.88%)                           2,990                2,990

    4.00%, 8/1/04                                    3,875                3,981

    6.00%, 8/1/04                                    1,280                1,338

Virginia Transportation Board,
5.80%, 5/15/04                                       1,195                1,235

Total Virginia (Cost  $15,546)                                           15,546


WASHINGTON  3.3%

Port of Seattle, TECP, 0.91%, 12/9/03                4,000                4,000

Washington, GO, VRDN (Currently 0.90%)               1,400                1,400

Washington HFA, Catholic Health Initiatives
    VRDN (Currently 0.90%)                           8,000                8,000

Washington Public Power Supply
    VRDN (Currently 0.91%) (MBIA Insured)            9,390                9,390

    5.00%, 7/1/04                                    1,000                1,033

Total Washington (Cost  $23,823)                                         23,823


WISCONSIN  1.1%

Wisconsin HEFA

  Gunderson Lutheran

    3.00%, 2/15/04 (FSA Insured)                     2,265                2,286

  Wheaton Franciscan, VRDN (Currently 0.82%)         5,300                5,300

Total Wisconsin (Cost  $7,586)                                            7,586

                                                                           Value
--------------------------------------------------------------------------------
                                                                    in thousands

Total Investments in Securities

104.0% of Net Assets (Cost  $742,886)                           $       742,886

Other Assets Less Liabilities

Including $36,567 Payable for Securities Purchased                      (28,236)


NET ASSETS                                                      $       714,650
                                                                ---------------


Net Assets Consist of:

Undistributed net investment income (loss)                      $           207

Undistributed net realized gain (loss)                                      124

Paid-in-capital applicable to 714,331,113 shares of $0.01 par

value capital stock outstanding; 5,000,000,000 shares authorized        714,319

NET ASSETS                                                      $       714,650
                                                                ---------------


NET ASSET VALUE PER SHARE                                       $          1.00
                                                                ---------------




           !      Used in determining portfolio maturity
       AMBAC      AMBAC Assurance Corp.
         BAN      Bond Anticipation Note
         CDA      Community Development Administration
         DOT      Department of Transportation
         EFA      Educational Facility Authority
        FGIC      Financial Guaranty Insurance Company
         FHA      Federal Housing Authority
         FSA      Financial Security Assurance Inc.
          GO      General Obligation
        HEFA      Health & Educational Facility Authority
         HFA      Health Facility Authority
         HFC      Housing Finance Corp.
       HHEFA      Health & Higher Educational Facility Authority
         IDA      Industrial Development Authority/Agency
        IDRB      Industrial Development Revenue Bond
        MBIA      MBIA Insurance Corp.
         PCR      Pollution Control Revenue
        TECP      Tax-Exempt Commercial Paper
        VRDN      Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                             6 Months
                                                                Ended
                                                              8/31/03

Investment Income (Loss)

Interest income                                         $       4,268

Expenses
  Investment management                                         1,517
  Shareholder servicing                                           201
  Custody and accounting                                           73
  Registration                                                     37
  Prospectus and shareholder reports                               10
  Legal and audit                                                   7
  Directors                                                         4
  Miscellaneous                                                     3
  Total expenses                                                1,852
  Expenses paid indirectly                                         (2)
  Net expenses                                                  1,850
Net investment income (loss)                                    2,418

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                            124

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                  $       2,542
                                                        -------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)              $        2,418        $       7,334
  Net realized gain (loss)                             124                   37
  Change in net unrealized gain (loss)                --                      3
  Increase (decrease) in net assets
  from operations                                    2,542                7,374

Distributions to shareholders
  Net investment income
    Tax-Exempt Money shares                         (2,418)              (7,252)

Capital share transactions *

  Shares sold
    Tax-Exempt Money shares                        246,828              449,324
    Tax-Exempt Money-PLUS Class shares                --                 26,073

  Distributions reinvested
    Tax-Exempt Money shares                          2,294                6,706
    Tax-Exempt Money-PLUS Class shares                --                    257

  Shares redeemed
    Tax-Exempt Money shares                       (255,721)            (494,611)
    Tax-Exempt Money-PLUS Class shares                --                (19,945)

  Shares transferred in connection with
  PLUS Class closure
    Tax-Exempt Money shares                           --                 35,496
    Tax-Exempt Money-PLUS Class shares                --                (35,496)

  Increase (decrease) in net assets from
   capital share transactions                       (6,599)             (32,196)


Net Assets
Increase (decrease) during period                   (6,475)             (32,074)
Beginning of period                                721,125              753,199

End of period                             $        714,650      $       721,125
                                          ----------------      ---------------


  * Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                    August 31, 2003


Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on April 8, 1981. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

From November 1, 1998 through November 25, 2002, the fund offered a second class of shares. The T. Rowe Price Tax-Exempt Money Fund-PLUS Class (PLUS Class) provided expanded shareholder services, the cost of which was borne by its shareholders. Each class had exclusive voting rights on matters related solely to that class, separate voting rights on matters which related to both classes, and, in all other respects, the same rights and obligations as the other class. On November 25, 2002, all outstanding shares of the PLUS Class were transferred into the Tax-Exempt Money Fund class at their value on that date, and the PLUS Class was closed. The transfer was nontaxable to investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $2,000 for the six months ended August 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

At August 31, 2003, the cost of investments for federal income tax purposes was $742,886,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated feeschedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $255,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $176,000 for the six months ended August 31, 2003, of which $34,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003